Income taxes - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Effective tax rate	0.55%	0.62%